SCHEDULE OF EQUITY METHOD INVESTMENTS (Details)	Jun. 30, 2023 USD ($)
Carrying value	$ 7,029
Equity Method Investments [Member]
Carrying value	$ 7,029
Qingdao Taoping IoT Co., Ltd. [Member] | Equity Method Investments [Member]
Ownership percentage	47.00%
Carrying value
Yunnan Taoping IoT Co., Ltd. [Member] | Equity Method Investments [Member]
Ownership percentage	40.00%
Carrying value
Jiangsu Taoping IoT Technology Co., Ltd. [Member] | Equity Method Investments [Member]
Ownership percentage	25.00%
Carrying value
Jiangsu Taoping New Media Co., Ltd [Member] | Equity Method Investments [Member]
Ownership percentage	21.00%
Carrying value	$ 7,029